Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales			$ 6,128,900
dMobile [Member]
Related Party Transaction [Line Items]
Sales			5,478,900
PPUS [Member]
Related Party Transaction [Line Items]
Sales			$ 650,000